OPERATING RISKS	12 Months Ended
Dec. 31, 2011
OPERATING RISKS [Text Block]

NOTE 16 - OPERATING RISKS

Country Risk

Currently, the Company’s revenues are primarily derived from the sale of steel wire to customers in the PRC. The Company hopes to expand its operations to other countries, however, such expansion has not commenced and there is no assurance that the Company will be able to achieve such expansion. Therefore, a downturn or stagnation in the economic environment of the PRC could have a material adverse effect on the Company’s financial condition.

Products Risk

In addition to competing with other manufacturers of steel wires, the Company competes with larger PRC companies which have greater funds available for expansion, marketing, research and development and the ability to attract more qualified personnel. These PRC companies may be able to offer products at a lower price. There can be no assurance the Company will remain competitive should this occur.

Exchange Risk

The Company cannot guarantee the Renminbi, US dollar exchange rate will remain steady, therefore the Company could post the same profit for two comparable periods and post higher or lower profit depending on exchange rate of Renminbi and US dollars. The exchange rate could fluctuate depending on changes in the political and economic environments without notice.

(d) Political Risk

Currently, PRC is in a period of growth and is openly promoting business development in order to bring more business into PRC. Additionally PRC currently allows a Chinese corporation to be owned by a United States corporation. If the laws or regulations relating to ownership of a Chinese corporation are changed by the PRC government, the Company’s ability to operate the PRC subsidiaries could be affected.

Interest Risk

The Company is exposed to interest rate risk arising from short-term variable rate borrowings from time to time. The Company’s future interest expense will fluctuate in line with any change in borrowing rates. The Company does not have any derivative financial instruments as of December 31, 2011 and believes its exposure to interest rate risk is not material.